Long-term Investments - Additional Information (Details) € in Thousands, ¥ in Thousands, ¥ in Thousands	1 Months Ended		12 Months Ended		18 Months Ended
	Jan. 31, 2021 EUR (€)	Oct. 31, 2018 JPY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 CNY (¥)
Schedule Of Equity Method Investments [Line Items]
Share of profit in equity method investments, net of tax			$ 287,000
Maya System, Inc.
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		49.00%
Consideration to acquire equity interest | ¥		¥ 49,000
Equity method investment written down value			0	$ 0
Beijing Huaxianglianxin Technology Company
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage					10.00%
Consideration to acquire equity interest | ¥					¥ 8,521
Share of profit in equity method investments, net of tax			287,000	$ 0
iQsim S.A.
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	31.25%
Consideration to acquire equity interest | €	€ 200
Share of profit in equity method investments, net of tax			$ 200